Discontinued Operations - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Asbestos
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash used in operating activities, discontinued operations	$ 5.6	$ 19.3